FAIR VALUES	3 Months Ended
Mar. 31, 2025
Disclosure of fair value measurement of assets [abstract]
FAIR VALUES

NOTE 3. FAIR VALUES
The Group classifies the fair values of the financial instruments in 3 levels, according to the quality of the information used for their determination.
Fair Value Level 1: The fair value of financial instruments traded in active markets (as publicly traded derivative instruments, debt securities or instruments available for sale) is based on the quoted market prices (not adjusted) as of the date of the reporting period. If the quoted price is available within the 5 business days of the valuation date, and there is an active market for the instrument, this will be included in Level 1.
Fair Value Level 2: The fair value of financial instruments not traded in active markets, for example, derivatives available over-the-counter, is determined using valuation techniques that maximize the use of observable information. If all the relevant variables to establish the fair value of a financial instrument are observable, the instrument is included in Level 2. If the variables to determine the price are not observable, the instrument will be valued in Level 3.
Fair Value Level 3: If one or more relevant variables are not based on observable market information, the instrument is included in Level 3.
Valuation Techniques
The valuation techniques to determine the Fair Value includes:
•Market prices or quotes for similar instruments.
•Determination of estimated current value of the instruments.
The valuation technique to determine the Level 2 fair value is based on information other than the quote price included in Level 1, which are directly observable for assets or liabilities, both directly (i.e., prices) and indirectly (i.e., deriving from prices).
Financial instruments classified as Level 3 mainly include equity instruments for which the fair value was calculated with the assistance of independent appraisers using methods of future discounted cash flows involving a combined income and market approach.
The valuation technique to determine the Level 3 fair value of financial instruments is based on the price drawn by the curve, which is a method that compares the spread between the sovereign bond curve and the average cut-off rates of primary issuances, representing the different segments, according to the different risk ratings. If there are no representative primary issuances throughout the month, the following variants will be used:
•secondary market prices of instruments under the same conditions, which had quoted in the evaluation month;
•bidding and/or secondary market prices of the previous month, which will be taken based on their representativeness;
•spread calculated in the previous month, and it will be applied to the sovereign curve, in accordance with their reasonableness;
•a specific margin is applied, defined according to historical yields of instruments under the same conditions, based on a substantiated justification.
As stated above, the rates and spreads are determined to be used to discount the future cash flows and generate the instrument price.
All the modifications to the valuation methods are previously discussed and approved by the Group's key personnel.
The financial instruments of the group measured at fair value at the end of the period are detailed below:

Items	Level 1	Level 2	Level 3
Assets
Argentine Central Bank Bills(*)	7,373,724	—	—
Government Securities(*)	944,976,822	234,830,834	9,980,195
Corporate Securities(*)	99,797,558	26,619,817	7,767,891
Derivative Financial Instruments	—	12,114,688	—
Other Debt Securities(**)	2,006,110,656	839,905,003	—
Other Financial Assets	250,970,927	43,211	19,724,965
Loans and Other Financing	—	33,438,340	—
Financial Assets Pledged as Collateral	12,912,024	—	—
Investments in Equity Instruments(***)	34,062,429	—	38,694,297
Total Assets	3,356,204,140	1,146,951,893	76,167,348
Liabilities
Liabilities at Fair Value through Profit or Loss	61,842,719	—	—
Derivative Financial Instruments	—	19,304,382	—
Total Liabilities	61,842,719	19,304,382	—
Total as of 03.31.25	3,294,361,421	1,127,647,511	76,167,348
(*) They are included in Debt Securities at Fair Value through Profit or Loss.
(**) For Government Securities at Fair Value through OCI.
(***) As a result of the merger between Mercado Abierto Electrónico S.A. and Matba Rofex S.A. on February 28, 2025, a share exchange was carried out between the shareholders of the aforementioned companies for the new shares of A3 Mercados S.A., the company resulting from the merger. These new shares are valued at their quoted market price at the end of the reporting period.

Items	Level 1	Level 2	Level 3
Assets
Argentine Central Bank Bills(*)	2,816,801	—	—
Government Securities(*)	1,450,991,646	12,416,632	31,851,611
Corporate Securities(*)	62,051,013	73,030,873	4,768,406
Derivative Financial Instruments	—	4,517,903	—
Other Debt Securities(**)	1,512,345,135	982,634,164	2,553,142
Other Financial Assets	341,279,478	47,144	20,677,139
Loans and Other Financing	—	26,974,180	—
Financial Assets Pledged as Collateral	34,531,438	124,991,769	—
Investments in Equity Instruments (***)	10,446,504	—	35,246,796
Total Assets	3,414,462,015	1,224,612,665	95,097,094
Liabilities
Liabilities at Fair Value through Profit or Loss	9,777,215	—	—
Derivative Financial Instruments	—	8,329,699	—
Total Liabilities	9,777,215	8,329,699	—
Total as of 12.31.24	3,404,684,800	1,216,282,966	95,097,094
(*) They are included in Debt Securities at Fair Value through Profit or Loss.
(**) For Government Securities at Fair Value through OCI.

The evolution of the instruments included in Level 3 fair value is detailed below:

Level 3	12.31.24	Transfers	Recognition	Derecognition	Income	Inflation Effect	03.31.25
Government Securities	31,851,611	(18,151,855)	8,050,496	(12,337,521)	2,202,330	(1,634,866)	9,980,195
Corporate Securities	4,768,406	1,966,815	2,561,275	(1,275,736)	160,849	(413,718)	7,767,891
Other debt securities	2,553,142	(2,589,985)	—	—	36,843	—	—
Other Financial Assets	20,677,139	—	3,746,452	(4,375,313)	1,308,687	(1,632,000)	19,724,965
Investments in Equity Instruments	35,246,796	(3,588,741)	1,359,457	—	8,456,763	(2,779,978)	38,694,297
Total	95,097,094	(22,363,766)	15,717,680	(17,988,570)	12,165,472	(6,460,562)	76,167,348
Transfers occurred because: the instruments without observable valuation prices at the closing of the period were reclassified to Level 3, for a total amount of Ps. 2,643,609; the instruments with observable market quotes at the closing of the period were reclassified to Level 1 from Level 3, for a total amount of Ps. (22,388,739); and the instruments in Level 3, which, at the closing of the period, were valued by accruing the last market IRR in order to obtain a representative price, were reclassified to Level 2, for a total amount of Ps. (2,618,636).

Level 3	12.31.23	Transfers	Recognition	Derecognition	Income	Inflation Effect	12.31.24
Government Securities	—	27,559,656	7,656,760	(1,816,970)	3,803,350	(5,351,185)	31,851,611
Corporate Securities	586,750	3,684,969	5,211,105	(3,316,469)	(267,420)	(1,130,529)	4,768,406
Other debt securities	—	—	2,452,871	—	100,271	—	2,553,142
Other Financial Assets	—	—	22,646,415	(2,589,263)	619,987	—	20,677,139
Investments in Equity Instruments	16,378,957	—	18,567,711	(4,435,586)	16,456,888	(11,721,174)	35,246,796
Total	16,965,707	31,244,625	56,534,862	(12,158,288)	20,713,076	(18,202,888)	95,097,094
Transfers occurred because: the instruments without observable valuation prices at the closing of the period were reclassified to Level 3, for a total amount of Ps.33,576,753; the instruments with observable market quotes at the closing of the period were reclassified to Level 1 from Level 3, for a total amount of Ps. (1,813,978); and the instruments in Level 3, which, at the closing of the period, were valued by accruing the last market IRR in order to obtain a representative price, were reclassified to Level 2, for a total amount of Ps.(518,150).
The comparison between the book value and the fair value of the main assets and liabilities recorded at amortized cost at period closing is detailed below:

Items Assets/Liabilities at closing	Book value	Fair value	Level 1 FV	Level 2 FV	Level 3 FV
Assets
Cash and Due from Banks	6,161,588,760	6,161,588,760	6,161,588,760	—	—
Repurchase Transactions	61,100,392	61,100,392	61,100,392	—	—
Loans and Other Financing	16,450,644,932	16,915,905,361	—	1,638,470,000	15,277,435,361
Other Financial Assets	2,053,116,168	2,074,884,556	2,042,820,816	—	32,063,740
Other Debt Securities	2,055,839,425	1,831,097,897	1,829,517,856	—	1,580,041
Financial Assets Pledged as Collateral	1,073,816,651	1,073,816,651	1,073,816,651	—	—
Liabilities
Deposits	19,220,849,572	19,221,430,554	—	—	19,221,430,554
Repurchase Transactions	111,695,652	111,695,652	111,695,652	—	—
Financing from the Argentine Central Bank and Other Financial Institutions	517,648,489	517,651,927	—	—	517,651,927
Debt Securities	1,061,434,677	1,056,848,014	1,056,848,014	—	—
Subordinated Debt Securities	271,441,661	272,731,218	—	—	272,731,218
Other Financial Liabilities	4,758,917,377	4,758,917,377	—	—	4,758,917,377